CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net income	¥ 393,530	¥ 382,758
Less: Net income attributable to noncontrolling interests	20,981	3,200
Net income attributable to MHFG shareholders	372,549	379,558
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	90,064	81,650
Provision (credit) for loan losses	(117,962)	569
Investment losses (gains)-net	(125,489)	(128,749)
Equity in losses (earnings) of equity method investees-net	(10,389)	(16,726)
Foreign exchange losses (gains)-net	19,441	(367,495)
Deferred income tax expense (benefit)	20,095	(27,875)
Net change in trading account assets	(1,166,688)	(575,402)
Net change in trading account liabilities	(766,841)	2,358,095
Net change in loans held for sale	(2,970)	(8,892)
Net change in accrued income	(13,400)	13,947
Net change in accrued expenses	(5,735)	(15,230)
Other-net	(814,192)	165,321
Net cash provided by (used in) operating activities	(2,521,517)	1,858,771
Cash flows from investing activities:
Proceeds from sales of investments	16,390,837	18,374,011
Proceeds from maturities of investments	9,274,406	3,307,892
Purchases of investments	(24,412,985)	(17,554,272)
Proceeds from sales of loans	180,179	126,768
Net change in loans	(1,371,811)	(1,598,393)
Net change in interest-bearing deposits in other banks	(3,932,027)	(7,061,266)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	(316,202)	(2,389,471)
Proceeds from sales of premises and equipment	18,524	3,883
Purchases of premises and equipment	(157,322)	(214,606)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)	948
Net cash used in investing activities	(4,325,453)	(7,005,454)
Cash flows from financing activities:
Net change in deposits	5,267,913	5,292,468
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	2,621,193	672,490
Net change in due to trust accounts	(123,732)	(1,041,808)
Net change in other short-term borrowings	(545,814)	(411,765)
Proceeds from issuance of long-term debt	1,377,698	3,567,497
Repayment of long-term debt	(1,835,014)	(2,688,095)
Proceeds from noncontrolling interests	927	361
Payments to noncontrolling interests	(11,883)
Proceeds from issuance of common stock	3	6
Proceeds from sales of treasury stock		1
Purchases of treasury stock	(1,605)	(1,430)
Dividends paid	(95,139)	(94,782)
Dividends paid to noncontrolling interests	(5,284)	(1,971)
Net cash provided by financing activities	6,649,263	5,292,972
Effect of exchange rate changes on cash and due from banks	784	(60,349)
Net increase (decrease) in cash and due from banks	(196,923)	85,940
Cash and due from banks at beginning of period	1,592,191	1,322,597
Cash and due from banks at end of period	1,395,268	1,408,537
Noncash investing activities:
Investment in capital leases	¥ 1,807	¥ 4,987